OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER LIABILITIES
	December 31,
	2024	2023

Employees and related institutions	39	60
Accrued expenses	486	634
Operating lease liabilities	7	41
	532	735